Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue:
Total revenue	$ 2,479,175	$ 2,814,239	$ 4,272,246	$ 4,487,924
Cost of sales:	1,233,994	1,574,659	2,070,668	2,578,375
Total cost of sales	1,233,994	1,574,659	2,070,668	2,578,375
Gross profit	1,245,181	1,239,580	2,201,578	1,909,549
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)		6,782	6,781	16,185
Depreciation and amortization (Notes 4 & 5)	45,437	139,692	153,489	278,979
Directors fees (Note 13)	3,513	2,000	5,516	4,000
General and administrative	158,294	150,813	354,804	342,282
Loss on disposal of equipment			1,927
Salaries, wages, consultants and benefits	190,831	193,286	376,423	359,668
Selling and marketing (Note 13)	306,747	306,561	634,269	634,083
Stock awareness program		55,820		112,737
Stock-based compensation (Note 9 & 13)	104,321	136,347	172,570	248,321
Content and software development (Note 7)	817,956	755,397	1,573,201	1,499,731
Total operating expenses	1,627,099	1,746,698	3,278,980	3,495,986
Loss before other income (expense) and income taxes	(381,918)	(507,118)	(1,077,402)	(1,586,437)
Other income (expense):
Foreign exchange (loss) gain	(4,655)	(2,305)	(28,760)	10,346
Gain on derivative liability – warrants (Note 2e)				51
Interest and other income	4	7	10	12
Loss before income taxes	(386,569)	(509,416)	(1,106,152)	(1,576,028)
Income tax recovery (expense)	919		919
Net loss and comprehensive loss	$ (385,650)	$ (509,416)	$ (1,105,233)	$ (1,576,028)
Basic loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,304,499	131,304,499	131,306,021
Weighted average common shares outstanding, diluted	131,304,499	131,304,499	131,304,499	131,306,021
Advertising [Member]
Revenue:
Total revenue	$ 2,335,283	$ 2,495,469	$ 4,030,423	$ 4,033,514
Programmatic Advertising [Member]
Revenue:
Total revenue	123,074	254,776	201,789	322,846
Content [Member]
Revenue:
Total revenue	$ 20,818	$ 63,994	$ 40,034	$ 131,564